Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Stock compensation expense recognized			$ 753,000	$ 1,862,000
Ownership interest	30.00%		30.00%
Providence Therapeutics, Inc [Member] | Research Collaboration and License Agreement [Member]
Related Party Transaction [Line Items]
Revenue related to amortization of upfront payment	$ 400,000	$ 100,000	$ 500,000	$ 900,000
Accounts receivable, outstanding	$ 0		$ 0		$ 0
Stock compensation expense recognized		$ 1,500,000
Providence Therapeutics, Inc [Member] | Research Collaboration and License Agreement [Member] | President and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Ownership interest	6.40%		6.40%